Related-Party Disclosures - Summary of Joint Operations (Detail) - Joint operations [member]	12 Months Ended
Dec. 31, 2019
Stantec-Bonatti, a Joint Venture [member] | Canada [member]
Disclosure of joint operations [line items]
Ownership Interests	85.00%
Jurisdiction	Canada
Stantec/SG, a Joint Venture [member] | United States [member]
Disclosure of joint operations [line items]
Ownership Interests	65.00%
Jurisdiction	United States
West, a Joint Venture [member] | United States [member]
Disclosure of joint operations [line items]
Ownership Interests	50.00%
Jurisdiction	United States
Starr ll, a Joint Venture [member] | United States [member]
Disclosure of joint operations [line items]
Ownership Interests	47.00%
Jurisdiction	United States